Average Annual Total Returns (Invesco V.I. Leisure Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2002
1 Year	15.08%
5 Years	2.29%
Since Inception	3.84%
S&P Consumer Discretionary Index
Average Annual Total Returns
Label	S&P Consumer Discretionary Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2002
1 Year	27.66%
5 Years	4.32%
Since Inception	3.94%
Series I shares, Invesco V.I. Leisure Fund
Average Annual Total Returns
Label	Series I shares: Inception (04/30/02)
Inception Date	Apr. 30, 2002
1 Year	21.88%
5 Years	2.64%
Since Inception	3.95%